Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities
Net loss for the year	$ (18,790)	$ (22,311)	$ (4,837)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Amortization and depreciation	7,236	4,672	1,758
Stock-based compensation	7,805	3,792	1,446
Vesting of restricted shares	353	651	320
Loss on asset disposal	0	100	73
Unrealized foreign exchange loss	1,828	524	62
Changes in lease incentives	3,541	7,292	236
Change in deferred revenue	6,218	2,813	1,945
Changes in non-cash working capital items	7,565	1,666	393
Net cash provided by (used in) operating activities	15,756	(801)	1,396
Cash flows from investing activities
Purchase of marketable securities	(111,154)	(20,131)	0
Maturity of marketable securities	48,350	2,375	0
Acquisitions of property and equipment	(16,525)	(20,573)	(3,462)
Proceeds from disposal of property and equipment	0	90	0
Acquisitions of intangible assets	(4,511)	(2,127)	(1,042)
Acquisition of business, net of cash acquired	0	0	(828)
Net cash used in investing activities	(83,840)	(40,366)	(5,332)
Cash flows from financing activities
Proceeds from initial public offering, net of issuance costs	136,251	0	0
Issuance of Series C convertible preferred shares, net of issuance costs	0	0	69,758
Proceeds from the exercise of stock options	1,604	140	295
Net cash provided by financing activities	137,855	140	70,053
Effect of foreign exchange on cash and cash equivalents	(1,654)	(549)	(243)
Net increase (decrease) in cash and cash equivalents	68,117	(41,576)	65,874
Cash and cash equivalents – Beginning of Year	41,953	83,529	17,655
Cash and cash equivalents – End of Year	$ 110,070	$ 41,953	$ 83,529